NATURE OF BUSINESS (Details)	12 Months Ended				12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2004	Dec. 31, 2012 Nordic Harrier [Member]	Dec. 31, 2012 Nordic Hawk [Member]	Dec. 31, 2012 Nordic Hunter [Member]	Dec. 31, 2012 Nordic Voyager [Member]	Dec. 31, 2012 Nordic Fighter [Member]	Dec. 31, 2012 Nordic Freedom [Member]	Dec. 31, 2012 Nordic Discovery [Member]	Dec. 31, 2012 Nordic Saturn [Member]	Dec. 31, 2012 Nordic Jupiter [Member]	Dec. 31, 2012 Nordic Moon [Member]	Dec. 31, 2012 Nordic Apollo [Member]	Dec. 31, 2012 Nordic Cosmos [Member]	Dec. 31, 2012 Nordic Sprite [Member]	Dec. 31, 2012 Nordic Grace [Member]	Dec. 31, 2012 Nordic Mistral [Member]	Dec. 31, 2012 Nordic Passat [Member]	Dec. 31, 2012 Nordic Vega [Member]	Dec. 31, 2012 Nordic Breeze [Member]	Dec. 31, 2012 Nordic Aurora [Member]	Dec. 31, 2012 Nordic Zenith [Member]
NATURE OF BUSINESS [Abstract]
Total number of vessels	17	20	17	3
Number of vessels were employed on spot market during the period	15
Average approximate deadweight tons per vessel (in deadweight tons)		156,000
Number of vessels chartered on bareboat charters	2
Schedule of Vessels [Line Items]
Deadweight tons					151,459	151,475	151,401	149,591	153,328	159,331	153,328	157,331	157,411	160,305	159,998	159,999	147,188	149,921	164,236	164,274	163,940	158,597	147,262	158,645